SHARE CAPITAL AND SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Authorized and issue share capital
As of December 31, 2024 and 2023, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2024	2023
150,000,000 (2023: 150,000,000) common shares of $1.00 each	150,000	150,000

Issued share capital:

(in thousands of $, except per share data)	2024	2023
104,534,703 (2023: 104,578,080) outstanding issued common shares of $1.00 each	104,535	104,578

(number of shares in thousands)	2024	2023
As of January 1	104,578	107,226
Repurchase and cancellation of treasury shares (1)	(679)	(2,897)
Share options exercised	512	—
Vesting of RSUs	124	249
As of December 31	104,535	104,578
(1) During 2024 and 2023, we repurchased and cancelled 0.7 million and 2.9 million treasury shares for a net consideration of $14.2 million and $61.7 million, inclusive of brokers commission of $0.01 million and $0.1 million, respectively.
Weighted average assumptions used	The weighted average assumptions as of the grant dates are as follows:

	November 2024	April 2024	March 2023
Risk free interest rate	4.3%	4.4%	4.1%
Expected volatility of common stock	41.5%	50.4%	70.5%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term of options	4.5 years	4.0 years	4.0 years

Summary of stock option activity
A summary of the share options movements during the year ended December 31, 2024 is presented below:

	Shares (in thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2023	1,400	$15.20	1.7
Granted during the year	1,075	$33.02	4.3
Exercised during the year	(512)	$11.19
Forfeited during the year	(67)	$19.70
Options outstanding at December 31, 2024	1,896	$25.44	3.3

Options outstanding and exercisable at:
December 31, 2024	453	$12.10	1.6
December 31, 2023	750	$10.22	0.4
December 31, 2022	662	$17.87	0.8

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Intrinsic value of share options exercised	12,955	—	—
Total fair value of share options vested in the year	2,647	1,958	1,958

Compensation cost recognized in the consolidated statement of operations	3,649	2,706	1,971
Share options cost capitalized*	—	173	—
*Relates to capitalized costs on share options awarded to employees directly involved in certain vessel conversion projects.

Summary of time-based RSU activity
A summary of time-based RSU activities for the year ended December 31, 2024 is presented below:

	Shares (in thousands)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested RSUs at December 31, 2023	184	22.30	2.0
Granted during the year	178	23.54
Vested during the year	(121)	25.01
Forfeited during the year	(21)	22.73
Non-vested RSUs at December 31, 2024	220	22.97	1.7

Summary of performance-based RSU activity
A summary of performance-based RSU activity for the year ended December 31, 2024 is presented below:

	Shares (in thousands)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested performance based RSUs at December 31, 2023	14	22.82	1.5
Vested during the year	(10)	33.43
Forfeited during the year	(1)	22.82
Non-vested performance based RSUs at December 31, 2024	3	22.82	0.5

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Compensation cost recognized in the consolidated statement of income	3,532	3,050	1,522
RSU cost capitalized *	—	247	198
*Relates to capitalized costs on RSUs awarded to employees directly involved in certain vessel conversion projects.